Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0001590560
Registrant Name	uniQure N.V.
Registration File Number	333-284168
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES